Earnings per Share - Earnings/ (Loss) per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share [Abstract]
Net income / (loss)	$ 370,510	$ 159,972
Weighted average common shares outstanding, basic	102,098,942	100,256,417
Basic earnings / (loss) per share	$ 3.63	$ 1.60
Dillutive effect of non vested shares	341,003	281,480
Weighted average common shares outstanding, diluted	102,439,945	100,537,897
Diluted earnings / (loss) per share	$ 3.62	$ 1.59